Subsequent Events (Details) - USD ($) $ in Millions	May 29, 2026	Mar. 17, 2026	Jan. 13, 2026	Apr. 01, 2026
Avalanche Treasury Company LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class A
Subsequent Events
Number of shares issued for each member			1
Number of shares issuable in business acquisition			4,000,000
Number of shares issuable postpone		2,000,000
Number of days for which shares issuable is postpone (in days)		30 days
Avalanche Treasury Company LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class A | Subsequent event
Subsequent Events
Number of shares issued for each member			1
Number of shares issuable in business acquisition			4,000,000
Number of shares issuable postpone		2,000,000
Number of days for which shares issuable is postpone (in days)		30 days
Avalanche Treasury Company LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class B
Subsequent Events
Number of shares issued for each member			1
Number of shares issuable in business acquisition			0
Avalanche Treasury Company LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class B | Subsequent event
Subsequent Events
Number of shares issued for each member			1
Number of shares issuable in business acquisition			0
Avalanche Treasury Company LLC | Subsequent event
Subsequent Events
Collateralized loan facility, Maximum borrowings				$ 25.0
Drew from the facility	$ 0.0
Collateralized loan facility, Interest rate	7.00%
Avalanche Treasury Company LLC | Class A
Subsequent Events
Number of shares issued for each member			1
Avalanche Treasury Company LLC | Class A | Subsequent event
Subsequent Events
Number of shares issued for each member			1
Avalanche Treasury Company LLC | Class B
Subsequent Events
Number of shares issued for each member			1
Avalanche Treasury Company LLC | Class B | Subsequent event
Subsequent Events
Number of shares issued for each member			1
Avalanche Treasury Company LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class A
Subsequent Events
Number of shares issuable postpone		2,000,000
Number of days for which shares issuable is postpone (in days)		30 days
Avalanche Treasury Company LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class A | Subsequent event
Subsequent Events
Number of shares issuable postpone		2,000,000
Number of days for which shares issuable is postpone (in days)		30 days
Avalanche Treasury Company LLC | Avalanche Treasury Company LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class A
Subsequent Events
Number of shares issuable in business acquisition			4,000,000
Avalanche Treasury Company LLC | Avalanche Treasury Company LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class A | Subsequent event
Subsequent Events
Number of shares issuable in business acquisition			4,000,000
Avalanche Treasury Company LLC | Avalanche Treasury Company LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class B
Subsequent Events
Number of shares issuable in business acquisition			0
Avalanche Treasury Company LLC | Avalanche Treasury Company LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class B | Subsequent event
Subsequent Events
Number of shares issuable in business acquisition			0